Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Equipment	The estimated useful lives of equipment are as follows:
Machinery and equipment	7 years
Furniture, fixtures, and office equipment	5 years